CERT NYS
File # 1-02217

NYSE

17010208

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC
MAR 1 0 2017
Washington, DC 20549

March 10, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Floating Rate Notes due 2019, 0.000% Notes due 2021, 0.500% Notes due 2024 of The Coca-Cola Company, under the Exchange Act of 1934.

Sincerely,